CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 184,835	$ 204,763
Restricted cash	12,935	15,763
Accounts receivable, net (Note 1(f))	40,342	35,351
Capitalized voyage expenses	505	617
Due from related parties (Note 2)	20,113	20,923
Advances and other	23,282	18,407
Vessels held for sale (Note 1(j))	100,277	0
Inventories	13,032	20,388
Prepaid insurance and other	895	1,073
Current portion of financial instruments-Fair value (Note 14)	798	217
Total current assets	397,014	317,502
INVESTMENTS (Note 3)	0	1,000
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion (Note 14)	287	133
RIGHT OF USE ASSET UNDER OPERATING LEASES (Note 4)	21,428	0
LONG TERM RECEIVABLE (Note 4)	13,000	13,000
FIXED ASSETS (Note 4)
Advances for vessels under construction	61,475	16,161
Vessels	3,610,590	3,813,987
Accumulated depreciation	(977,339)	(984,540)
Vessels' Net Book Value	2,633,251	2,829,447
Total fixed assets	2,694,726	2,845,608
DEFERRED CHARGES, net (Note 5)	27,648	27,815
Total assets	3,154,103	3,205,058
CURRENT LIABILITIES:
Current portion of long-term debt (Note 6)	235,513	160,584
Payables	36,611	37,532
Due to related parties (Note 2)	7,702	4,366
Accrued liabilities	50,873	45,765
Unearned revenue	12,067	6,007
Current portion of obligations under operating leases (Note 4)	7,534	0
Current portion of financial instruments-Fair value (Note 14)	3,900	48
Total current liabilities	354,200	254,302
LONG-TERM DEBT, net of current portion (Note 6)	1,298,783	1,435,017
LONG-TERM OBLIGATIONS UNDER OPERATING LEASES (Note 4)	13,894	0
FINANCIAL INSTRUMENTS-FAIR VALUE, net of current portion (Note 14)	14,907	8,962
STOCKHOLDERS' EQUITY
Preferred Shares	18,650	18,025
Common shares, $ 1.00 par value; 175,000,000 shares authorized at December 31, 2019 and December 31, 2018; 95,078,607 and 87,604,645 shares issued and outstanding at December 31, 2019 and December 31, 2018, respectively	95,079	87,605
Additional paid-in capital	992,020	996,833
Accumulated other comprehensive loss	(18,353)	(8,660)
Retained earnings	364,000	400,933
Total Tsakos Energy Navigation Limited stockholders' equity	1,451,396	1,494,736
Non-controlling Interest	20,923	12,041
Total stockholders' equity	1,472,319	1,506,777
Total liabilities and stockholders' equity	$ 3,154,103	$ 3,205,058